Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Entity Registrant Name	ALLOT LTD.
Entity Central Index Key	0001365767
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Entity File Number	001-33129
Entity Incorporation State Country Code	IL
Entity Address, Address Line One	22 Hanagar Street
Entity Address, Address Line Two	Neve Ne’eman Industrial Zone B
Entity Address, City or Town	Hod-Hasharon
Entity Address, Country	IL
Entity Address, Postal Zip Code	4501317
Title of 12(b) Security	Ordinary Shares, par value ILS 0.10 per share
Trading Symbol	ALLT
Name of Exchange on which Security is Registered	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Auditor Attestation Flag	true
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	48,645,282
Auditor Firm ID	1281
Auditor Location	Tel-Aviv, Israel
Auditor Name	KOST FORER GABBAY & KASIERER
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]
Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Allot Ltd. (the Company) as of  December 31, 2025 and 2024, the related consolidated comprehensive income (loss), changes in shareholders’ equity and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with U.S. generally accepted accounting principles.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Company’s internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control-Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (2013 framework) and our report dated March 26, 2026 expressed an unqualified opinion thereon.

Amendment Description	This Amendment No. 1 to Form 20-F (this “Amendment”) amends the annual report on Form 20-F of Allot Ltd. (the “Company” or “our”) for the year ended December 31, 2025, which was filed with the U.S. Securities and Exchange Commission on March 26, 2026 (the “Original Report”). This Amendment is being filed solely to (i) amend an inadvertent error in the Opinion on Financial Statements of Kost Forer Gabbay & Kasierer to correct the as-of date for the internal control over financial reporting audit from December 31, 2024 to December 31, 2025, and (ii) amend an inadvertent error in the Opinion on Internal Control Over Financial Reporting of Kost Forer Gabbay & Kasierer to correct the date of the audit report mentioned therein from March 25, 2026 to March 26, 2026. The amendments appear on pages F-2 to F-4 of this Amendment. As required by Rule 12b-15 under the Exchange Act, as amended, new certifications by our principal executive officer and principal financial officer are being filed as Exhibits 12.1, 12.2 and 13.1 to this Amendment. This Amendment does not reflect events occurring after the filing of the Original Report and does not modify or update the disclosure therein in any way except as described above or herein. No other changes have been made to the Original Report. The filing of this Amendment should not be understood to mean that any statements contained in the Original Report, as amended by this Amendment, are true or complete as of any date subsequent to the original filing date of the Original Report.
Business Contact [Member]
Contact Personnel Name	Inbar Charash
Entity Address, Address Line One	22 Hanagar Street
Entity Address, Address Line Two	Neve Ne’eman Industrial Zone B
Entity Address, City or Town	Hod-Hasharon
Entity Address, Country	IL
Entity Address, Postal Zip Code	4501317
City Area Code	972
Local Phone Number	(9) 762-8419